Cover	Aug. 02, 2022
Cover [Abstract]
Entity Registrant Name	CEL-SCI CORPORATION
Entity Central Index Key	0000725363
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 02, 2022
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	84-0916344
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-11889
Entity Address City Or Town	Vienna
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	703
Local Phone Number	506-9460
Security 12b Title	Common Stock
Trading Symbol	CVM
Security Exchange Name	NYSEAMER
Entity Address Address Line 1	8229 Boone Boulevard, Suite 802